Interest expense (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	1,607	1,591	1,609
Interest on long term debt	23,176	21,818	21,571
Other interest	567	328	962
Total interest expense, net	23,743	22,146	22,533
Senior notes and swaps | 8.75% senior notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	0	0	1,238
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,925	425	643
Credit facilities
Schedule of Interest Expense [Line Items]
Interest on long term debt	4,414	4,547	2,992
Corporate debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	15,230	15,255	15,089